RELATED PARTY TRANSACTIONS (Details) - USD ($)						3 Months Ended	12 Months Ended
	May 19, 2021	Feb. 05, 2021	Jul. 31, 2019	Jul. 22, 2019	Jul. 31, 2018	May 19, 2021	May 31, 2021	May 31, 2020	May 31, 2019
Former Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current							$ 16,250	$ 16,250
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	250,000	250,000			500,000	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					1 year
Stock Issued During Period, Value, Restricted Stock Award, Gross					$ 355,000
Share-Based Payment Arrangement, Expense							0	29,583
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 355,000		$ 215,500
Share-Based Payment Arrangement, Noncash Expense							80,811	107,751	$ 26,938
Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current								16,250
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			1 year
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 35,000
Share-Based Payment Arrangement, Expense							$ 0	$ 2,958
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 35,495